May 25, 2000

                    Dreyfus Premier International Growth Fund
                            Supplement to Prospectus
                               Dated March 1, 2000

      The following information supplements the information contained in the section of the Fund's Prospectus entitled "Your Investment - Services for Fund Investors."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.




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                                                                    May 25, 2000

                       Dreyfus Premier Greater China Fund
                            Supplement to Prospectus
                               Dated March 1, 2000

      The following information supplements the information contained in the section of the Fund's Prospectus entitled "Your Investment - Services for Fund Investors."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.





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                                                                    May 25, 2000

                    Dreyfus Premier Global Allocation Fund
                            Supplement to Prospectus
                               Dated March 1, 2000

      The following information supplements the information contained in the section of the Fund's Prospectus entitled "Your Investment - Services for Fund Investors."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.



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                                                                    May 25, 2000

                      Dreyfus Premier European Equity Fund
                            Supplement to Prospectus
                               Dated March 1, 2000

      The following information supplements the information contained in the section of the Fund's Prospectus entitled "Your Investment - Services for Fund Investors."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.






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                                                                    May 25, 2000

                           Dreyfus Premier Japan Fund
                            Supplement to Prospectus
                             Dated December 15, 1999

      The following information supplements the information contained in the section of the Fund's Prospectus entitled "Your Investment - Services for Fund Investors."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.






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                                                                    May 25, 2000

                  Dreyfus Premier International Funds, Inc.
              Supplement to Statement of Additional Information
                               Dated March 1, 2000

      The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.